COMMITMENT AND CONTINGENCIES (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Purchase Agreements
Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at March 31, 2024, are as follows, in thousands:

Gulfstream G280 Fleet
2024	$18,500
2025	15,500
Total expected contractual payments	$34,000

Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at December 31, 2023, are as follows, in thousands:

For the twelve months ended December 31,	Gulfstream G280 Fleet
2024	$24,500
2025	15,500
Total expected contractual payments	$40,000